Financial risk management - Maturity Analysis Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	$ 96,167	$ 86,066
Total debt	1,188,542	1,148,554
Derivative financial instruments	283	552
Total	1,284,992	1,235,172
Less than 1 year
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	95,956	85,239
Total debt	190,671	197,975
Derivative financial instruments	258	552
Total	286,885	283,766
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	6	557
Total debt	74,478	96,867
Derivative financial instruments	25	0
Total	74,509	97,424
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	18	49
Total debt	286,557	56,486
Derivative financial instruments	0	0
Total	286,575	56,535
Over 5 Years
Disclosure of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities [Line Items]
Trade and other payables	187	221
Total debt	636,836	797,226
Derivative financial instruments	0	0
Total	$ 637,023	$ 797,447